Employee Cost - Summary of Employee Cost (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Employee Cost [Abstract]
Wages and salaries	$ 1,574,963	$ 1,301,962	$ 1,102,323
Other remunerations	249,063	208,105	164,011
Social benefits	267,858	209,158	154,563
Severance payments	24,704	12,265	16,901
Labor union fees	29,398	25,576	24,202
Taxes on employee benefits	48,218	38,715	30,064
PTU	162,975	146,802	96,455
Retirement employee benefits	88,793	68,966	51,452
Others	131,469	114,409	84,490
Total employee cost	$ 2,577,441	$ 2,125,958	$ 1,724,461